Document and Entity Information	Jan. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002030772
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	Blackstone Infrastructure Strategies L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-56672
Entity Tax Identification Number	99-4067586
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false